Fair value of financial instruments - Disclosure of significant observable inputs used in fair value measurement (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Total financial assets	$ 93,025	$ 42,554
Warrants on equity securities and convertible debentures and notes [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	8,870	18,026
Warrants on equity securities and convertible debentures and notes [Member] | Publicly traded mining exploration and development, other minerals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	79	6,191
Equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	3,754	9,818
Equity securities [Member] | Publicly traded mining exploration and development, other minerals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	80,322	8,519
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Total financial assets	83,920	15,651
Level 1 [Member] | Warrants on equity securities and convertible debentures and notes [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	0	0
Level 1 [Member] | Warrants on equity securities and convertible debentures and notes [Member] | Publicly traded mining exploration and development, other minerals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	43	844
Level 1 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	3,555	6,288
Level 1 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, other minerals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	80,322	8,519
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Total financial assets	0	0
Level 2 [Member] | Warrants on equity securities and convertible debentures and notes [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	0	0
Level 2 [Member] | Warrants on equity securities and convertible debentures and notes [Member] | Publicly traded mining exploration and development, other minerals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	0	0
Level 2 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Level 2 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, other minerals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Total financial assets	9,105	26,903
Level 3 [Member] | Warrants on equity securities and convertible debentures and notes [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	8,870	18,026
Level 3 [Member] | Warrants on equity securities and convertible debentures and notes [Member] | Publicly traded mining exploration and development, other minerals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	36	5,347
Level 3 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	199	3,530
Level 3 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, other minerals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	$ 0	$ 0